MARKETABLE SECURITIES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Available for sale securities maturity year	3 years
Interest receivable	$ 226	$ 334
Other Marketable Securities, Current	$ 18,220